Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income
Net income	$ 6,623	$ 5,319	$ 5,239
Other comprehensive income:
Foreign currency translation adjustments, net of tax	(2)	38	(100)
Net cash flow hedges, net of tax	(10)	2	2
Pension and other postretirement benefits, net of tax	152	13	(43)
Total other comprehensive income (loss)	140	53	(141)
Comprehensive income	6,763	5,372	5,098
Comprehensive income attributable to noncontrolling interest	(1)	(2)	(2)
Comprehensive income attributable to CVS Health	$ 6,762	$ 5,370	$ 5,096